Changes in the Group - Acquisition of Germaneers GmbH (Details)		8 Months Ended
	Sep. 13, 2021 employee	Dec. 31, 2021 EUR (€)	May 31, 2021 EUR (€)
Liabilities
Number of Employees Joining After Acquisition | employee	20
Germaneers GmbH
Changes in the Group
Voting rights acquired			100.00%
Revenue of acquiree		€ 1,959,000
Profit of acquiree		175,000
Revenue of combined entity		181,574,000
Profit of combined entity		10,000
Assets
Non-current			€ 347,588
Property, plant and equipment			280,896
Intangible assets			46,675
Non-current financial assets			20,017
Current			2,008,677
Inventories			444,027
Trade receivables and other assets			1,339,965
Cash and short-term deposits			224,685
Total Assets		0	2,356,265
Liabilities
Non-Current			(228,997)
Noncurrent financial liabilities			(330)
Other liabilities			(228,667)
Current			(787,008)
Trade and other payables			(197,751)
Current financial liabilities			(136,657)
Other current liabilities			(452,599)
Total Liabilities		€ 0	(1,016,005)
Total identifiable net assets at fair value			1,340,260
Goodwill arising on acquisition (Note 14)			1,720,960
Goodwill expected to be deductible for tax purposes			0
Purchase consideration transferred			3,061,220
Fair value of the trade receivables			1,271,000
Transaction costs			€ 322,000